Employee benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-current assets
Other employee-related benefits	$ (1)	$ (1)
Prepaid pension and other employee benefits	(139)	(173)
Current liabilities.
Other employee-related benefits, Current	33	26
Pension and other employee benefits, Current	76	68
Non-current liabilities
Other employee-related benefits, Noncurrent	182	160
Pension and other employee benefits, Noncurrent	1,487	831
PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	1,088	499
Funded status, difference of benefit obligation and plan assets
PBO	7,353	3,901
Assets	6,265	3,402
Funded status-underfunded	1,088	499
Assets.	6,265	3,402
Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(138)	(172)
Funded status, difference of benefit obligation and plan assets
PBO	2,464	5,436
Assets	2,602	5,608
Funded status-underfunded	(138)	(172)
Assets.	2,602	5,608
ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	4,839	1,725
ABO	5,747	2,080
Assets.	4,839	1,725
Difference	908	355
Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	4,028	7,285
ABO	3,765	6,944
Assets.	4,028	7,285
Difference	(263)	(341)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	(138)	(172)
Underfunded plans-Current	25	26
Underfunded plans-Noncurrent	1,063	473
Funded status-underfunded	950	327
Non-current assets
Overfunded plans	(138)	(172)
Current liabilities.
Underfunded plans-Current	25	26
Non-current liabilities
Underfunded plans-Noncurrent	1,063	473
Funded status, difference of benefit obligation and plan assets
PBO	9,817	9,337	8,914
Assets	8,867	9,010	8,149
Funded status-underfunded	950	327
ABO	9,512	9,024
Assets.	8,867	9,010	8,149
Difference	645	14
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	18	16
Underfunded plans-Noncurrent	242	198
Funded status-underfunded	260	214
Current liabilities.
Underfunded plans-Current	18	16
Non-current liabilities
Underfunded plans-Noncurrent	242	198
Funded status, difference of benefit obligation and plan assets
PBO	260	214	219
Funded status-underfunded	$ 260	$ 214